5. Property and Equipment, Net (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Furniture and Equipment	$ 12,385		$ 12,385
Computer Equipment	32,493		32,493
Leasehold Improvements	99,778		99,778
Software	15,737		15,737
Less Accumulated Depreciation	(94,115)		(81,645)
Property and Equipment, Net	66,278		78,748	23,736
Depreciation expense	$ 12,470	$ 2,595	$ 13,730	$ 11,056